Other Current and Non-current Assets	6 Months Ended
Jun. 30, 2026
Other Current and Non-current Assets
Other Current and Non-current Assets
6.	Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands of US$):

	As of	As of
Other Current Assets	June 30, 2026	December 31, 2025
Straight-lining of revenue	$21,986	$24,828
Claims receivable	9,023	9,978
Other current assets	9,175	16,087
Total other current assets	$40,184	$50,893

	As of	As of
Other Non-current Assets	June 30, 2026	December 31, 2025
Straight-lining of revenue	$17,464	$30,144
EUAs & Fuel EUs	12,353	—
Other non-current assets	17,396	12,161
Total other non-current assets	$47,213	$42,305

Investments accounted for under the equity method under Other Current Assets:

Equity Investment in Carbon Termination Technologies Corporation: In March 2023, the Company invested $4.3 million in the common shares of a newly established company, Carbon Termination Technologies Corporation (“CTTC”), incorporated in the Republic of the Marshall Islands, which engages in research and development of decarbonization technologies for the shipping industry. This investment represents a 49% ownership interest and is accounted for under the equity method of accounting. In 2024 and 2025, the Company provided an additional funding of approximately $2.5 million to CTTC which bears interest at a rate of SOFR plus a margin of 2.0% and pursuant to an amendment executed on October 3, 2025, with a maturity date of December 31, 2026. On March 10, 2026, the Company provided an additional $0.4 million to CTTC under the existing facility which was recorded under “Other current assets” in the condensed consolidated balance sheet. The Company’s share of CTTC’s expenses amounted to $0.7 million and $0.6 million for the six months ended June 30, 2026 and 2025, respectively, and is presented in the consolidated statements of income under “Loss on equity investments”. As of June 30, 2026, the carrying value of the equity method investment has been reduced to nil. In accordance with ASC 323-10-35-28, the Company’s cumulative share of losses in excess of the investment carrying value has been applied against the outstanding loan receivable balance. The loan receivable balance is presented within “Other Current Assets” in the interim condensed balance sheets.